Other Asset and Non-current Assets Held for Sale - Schedule of Non-Current Assets (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Assets And Non Current Assets Held For Sale [abstract]
Assets received in lieu of payment	$ 10,291	$ 29,060
Property, plant and equipment held for sale	6,911	30,742
Totals	$ 17,202	$ 59,802